LEASES - Disclosures in respect of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosures in respect of right-of-use assets
Balance at beginning	$ 1,191
Balance at ending	2,315	$ 1,191
Cost:
Disclosures in respect of right-of-use assets
Balance at beginning	3,970	3,648
Initially consolidated subsidiary		350
Addition	1,098
Modification	818	32
Termination	(824)	(31)
Revaluation recognized in OCI	37	(17)
Other		(12)
Balance at ending	5,099	3,970
Accumulated depreciation:
Disclosures in respect of right-of-use assets
Balance at beginning	(2,779)	(2,071)
Depreciation	749	713
Termination	(758)	(1)
Revaluation recognized in OCI	14	(4)
Balance at ending	(2,784)	(2,779)
Offices
Disclosures in respect of right-of-use assets
Balance at beginning	1,136
Balance at ending	2,306	1,136
Offices | Cost:
Disclosures in respect of right-of-use assets
Balance at beginning	3,901	3,648
Initially consolidated subsidiary		246
Addition	1,098
Modification	818	32
Termination	(794)
Revaluation recognized in OCI	31	(13)
Other		(12)
Balance at ending	5,054	3,901
Offices | Accumulated depreciation:
Disclosures in respect of right-of-use assets
Balance at beginning	(2,765)	(2,071)
Depreciation	716	697
Termination	(745)
Revaluation recognized in OCI	12	(3)
Balance at ending	(2,748)	(2,765)
Cars
Disclosures in respect of right-of-use assets
Balance at beginning	55
Balance at ending	9	55
Cars | Cost:
Disclosures in respect of right-of-use assets
Balance at beginning	69
Initially consolidated subsidiary		104
Termination	(30)	(31)
Revaluation recognized in OCI	6	(4)
Balance at ending	45	69
Cars | Accumulated depreciation:
Disclosures in respect of right-of-use assets
Balance at beginning	(14)
Depreciation	33	16
Termination	(13)	(1)
Revaluation recognized in OCI	2	(1)
Balance at ending	$ (36)	$ (14)